Financial Instruments - Financing Facilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Unsecured Bank Loan Facilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Facility of unsecured bank loan and commercial paper payable, amount used	$ 340	$ 250
Facility of unsecured/secured bank loan and commercial paper payable, amount unused	26,974	56,438
Facility of unsecured bank loan and commercial paper payable	27,314	56,688
Secured loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Facility of secured bank loan facility, amount used	1,600	1,600
Facility of unsecured/secured bank loan and commercial paper payable, amount unused	15	15
Facility of secured bank loan facility	$ 1,615	$ 1,615